Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate debt [Abstract]
Initial balance	$ 1,023,071	$ 993,725
Cash changes	(17,945)	14,754
Non-cash changes	12,074	14,592
Final balance	$ 1,017,200	$ 1,023,071